Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest And Finance Costs
Interest on long-term debt (Note 7)	$ 2,441	$ 2,800
Amortization of financing costs	109	115
Financing fees and charges	78	29
Total	$ 2,628	$ 2,944